Note 9 - Senior Secured, Senior and Senior Subordinated Notes	12 Months Ended
Oct. 31, 2011
Long-term Debt [Text Block]
9. Senior Secured, Senior and Senior Subordinated Notes

Senior Secured, Senior and Senior Subordinated Notes balances as of October 31, 2011 and 2010, were as follows:

	Year Ended
(In thousands)	October 31, 2011	October 31, 2010
Senior Secured Notes:
11 1/2% Senior Secured Notes due May 1, 2013 (net of discount)	$0	$475
10 5/8% Senior Secured Notes due October 15, 2016 (net of discount)	786,585	772,415
18% Senior Secured Notes due May 1, 2017	0	11,702
Total Senior Secured Notes	$786,585	$784,592
Senior Notes:
8% Senior Notes due April 1, 2012 (net of discount)	$0	$35,475
6 1/2% Senior Notes due January 15, 2014	53,373	54,373
6 3/8% Senior Notes due December 15, 2014	29,214	29,214
6 1/4% Senior Notes due January 15, 2015	52,720	52,720
11 7/8% Senior Notes due October 15, 2015 (net of discount)	127,488	0
6 1/4% Senior Notes due January 15, 2016 (net of discount)	171,880	171,616
7 1/2% Senior Notes due May 15, 2016	172,269	172,269
8 5/8% Senior Notes due January 15, 2017	195,918	195,918
Total Senior Notes	$802,862	$711,585
Senior Subordinated Notes:
8 7/8% Senior Subordinated Notes due April 1, 2012	$0	$66,639
7 3/4% Senior Subordinated Notes due May 15, 2013	0	53,531
Total Senior Subordinated Notes	$0	$120,170
TEU Senior Subordinated Amortizing Notes:
7 1/4% TEU Senior Subordinated Amortizing Notes due February 15, 2014	$13,323	$0

Except for K. Hovnanian Enterprises, Inc. ("K. Hovnanian"), the issuer of the notes, our home mortgage subsidiaries, joint ventures and subsidiaries holding interests in our joint ventures, certain of our title insurance subsidiaries and our foreign subsidiary, we and each of our subsidiaries are guarantors of the senior secured, senior and senior subordinated notes outstanding at October 31, 2011 (see Note 22 to the Consolidated Financial Statements).  In addition, the 5.0% Senior Secured Notes due 2021 and the 2.0% Senior Secured Notes due 2021 are guaranteed by the Secured Group. Members of the Secured Group do not guarantee K. Hovnanian's other indebtedness.  The indentures governing the notes do not contain any financial maintenance covenants, but do contain restrictive covenants that limit, among other things, the Company’s ability and that of certain of its subsidiaries, including K. Hovnanian,  to incur additional indebtedness (other than certain permitted indebtedness, refinancing indebtedness and non-recourse indebtedness), pay dividends and make distributions on common and preferred stock, repurchase senior and senior subordinated notes (with respect to the senior secured first-lien notes indenture), make other restricted payments, make investments, sell certain assets, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all assets and enter into certain transactions with affiliates.  The indentures also contain events of default which would permit the holders of the notes to declare the notes to be immediately due and payable if not cured within applicable grace periods, including the failure to make timely payments on the notes or other material indebtedness, the failure to comply with agreements and covenants and specified events of bankruptcy, and insolvency and, with respect to the indentures governing the senior secured notes, the failure of the documents granting security for the senior secured notes to be in full force and effect and the failure of the liens on any material portion of the collateral securing the senior secured notes to be valid and perfected. As of October 31, 2011, we believe we were in compliance with the covenants of the indentures governing our outstanding notes.

Under the terms of the indentures, we have the right to make certain redemptions and, depending on market conditions and covenant restrictions, may do so from time to time. We also continue to evaluate our capital structure and may also continue to make debt purchases and/or exchanges from time to time through tender offers, open market purchases, private transactions, or otherwise or seek to raise additional debt or equity capital, depending on market conditions and covenant restrictions.

If our consolidated fixed charge coverage ratio, as defined in the indentures governing our senior secured and senior subordinated notes, is less than 2.0 to 1.0, we are restricted from making certain payments, including dividends, and from incurring indebtedness other than certain permitted indebtedness, refinancing indebtedness, and non-recourse indebtedness. As a result of this restriction, we are currently restricted from paying dividends, which are not cumulative, on our 7.625% Series A Preferred Stock. If current market trends continue or worsen, we will continue to be restricted from paying dividends for the foreseeable future.  Our inability to pay dividends is in accordance with covenant restrictions and will not result in a default under our bond indentures or otherwise affect compliance with any of the covenants contained in the bond indentures.

On March 26, 2002, K. Hovnanian issued $100 million 8% Senior Notes due 2012 and $150 million 8 7/8% Senior Subordinated Notes due 2012. The 8% Senior Notes were issued at a discount to yield 8.125% and have been reflected net of the unamortized discount in the accompanying Consolidated Balance Sheets. Interest on both notes is paid semi-annually. The notes were redeemable in whole or in part, at any time on or after April 1, 2007, at our option at redemption prices expressed as percentages of principal amount that decline to 100% on April 1, 2010. The proceeds were used to redeem the remainder of 9 3/4% Subordinated Notes due June 1, 2005, repay a portion of a term loan facility, repay the then current outstanding indebtedness under our revolving credit facility, and the remainder for general corporate purposes. As of October 31, 2011, these notes were fully redeemed.

On May 9, 2003, K. Hovnanian issued $150 million 7 3/4% Senior Subordinated Notes due 2013. The notes were redeemable in whole or in part, at any time on or after May 15, 2008, at redemption prices expressed as percentages of principal amount that decline to 100% on May 15, 2011. The net proceeds of the note offering were used to repay the indebtedness then outstanding under the revolving credit facility and the remainder for general corporate purposes. As of October 31, 2011, these notes were fully redeemed.

On November 3, 2003, K. Hovnanian issued $215 million 6 1/2% Senior Notes due 2014. The notes are redeemable in whole or in part at our option at 100% of their principal amount upon payment of a make-whole price. The net proceeds of the issuance were used for general corporate purposes. These notes were the subject of a November 2011 exchange offer discussed below.

On March 18, 2004, K. Hovnanian issued $150 million 6 3/8% Senior Notes due 2014. The notes are redeemable in whole or in part at our option at 100% of their principal amount upon payment of a make-whole price. The net proceeds of the issuance were used to redeem all of our $150 million outstanding 9 1/8% Senior Notes due 2009, which occurred on May 3, 2004, and for general corporate purposes. Also on March 18, 2004, we paid off our $115 million Term Loan with available cash. These notes were the subject of a November 2011 exchange offer discussed below.

On November 30, 2004, K. Hovnanian issued $200 million 6 1/4% Senior Notes due 2015 and $100 million 6% Senior Subordinated Notes due 2010. The notes are redeemable in whole or in part at our option at 100% of their principal amount upon payment of a make-whole price. The net proceeds of the issuance were used to repay the outstanding balance on our revolving credit facility and for general corporate purposes. These notes were the subject of a November 2011 exchange offer discussed below.

On August 8, 2005, K. Hovnanian issued $300 million 6 1/4% Senior Notes due 2016. The 6 1/4% Senior Notes were issued at a discount to yield 6.46% and have been reflected net of the unamortized discount in the accompanying Consolidated Balance Sheets. The notes are redeemable in whole or in part at our option at 100% of their principal amount plus the payment of a make-whole amount. The net proceeds of the issuance were used to repay the outstanding balance under our revolving credit facility as of August 8, 2005, and for general corporate purposes, including acquisitions. These notes were the subject of a November 2011 exchange offer discussed below.

On February 27, 2006, K. Hovnanian issued $300 million of 7 1/2% Senior Notes due 2016. The notes are redeemable in whole or in part at our option at 100% of their principal amount plus the payment of a make-whole amount. The net proceeds of the issuance were used to repay a portion of the outstanding balance under our revolving credit facility as of February 27, 2006. These notes were the subject of a November 2011 exchange offer discussed below.

On June 12, 2006, K. Hovnanian issued $250 million of 8 5/8% Senior Notes due 2017. The notes are redeemable in whole or in part at our option at 100% of their principal amount plus the payment of a make-whole amount. The net proceeds of the issuance were used to repay a portion of the outstanding balance under our revolving credit facility as of June 12, 2006. These notes were the subject of a November 2011 exchange offer discussed below.

On May 27, 2008, K. Hovnanian issued $600 million ($594.4 million net of discount) of 11 1/2% Senior Secured Notes due 2013. The notes were secured, subject to permitted liens and other exceptions, by a second-priority lien on substantially all of the assets owned by us, K. Hovnanian and the guarantors to the extent such assets secured obligations under the 10 5/8% Senior Secured Notes due 2016. The notes were redeemable in whole or in part at our option at 102% of principal commencing November 1, 2010, 101% of principal commencing May 1, 2011, and 100% of principal commencing May 1, 2012. In addition, we may redeem up to 35% of the aggregate principal amount of the notes before May 1, 2011, with the net cash proceeds from certain equity offerings at 111.50% of principal. A portion of the net proceeds of the issuance were used to repay the outstanding balance under the then existing amended credit facility.  These second lien notes were the subject of tender offers, and notes that remained outstanding following such tender offers were subsequently redeemed, as discussed below.

On December 3, 2008, K. Hovnanian issued $29.3 million of 18.0% Senior Secured Notes due 2017 in exchange for $71.4 million of various series of our unsecured senior notes. This exchange resulted in a recognized gain on extinguishment of debt of $41.3 million, net of the write-off of unamortized discounts and fees. The notes were secured, subject to permitted liens and other exceptions, by a third-priority lien on substantially all of the assets owned by us, K. Hovnanian, and the guarantors to the extent such assets secured obligations under our first-priority and second-priority secured notes. The notes were redeemable in whole or in part at our option at 102% of principal commencing May 1, 2011, 101% of principal commencing November 1, 2011, and 100% of principal commencing November 1, 2012. These third lien notes were the subject of tender offers, and notes that remained outstanding following such tender offers were subsequently redeemed, as discussed below.

On July 21, 2009, we completed cash tender offers whereby we purchased (1) in a fixed-price tender offer, approximately $17.8 million principal amount of 6% Senior Subordinated Notes due 2010 for approximately $17.5 million, plus accrued and unpaid interest, (2) in a modified “Dutch Auction,” a total of approximately $49.5 million principal amount of 8% Senior Notes due 2012, 8 7/8% Senior Subordinated Notes due 2012 and 7 3/4% Senior Subordinated Notes due 2013 for approximately $36.1 million, plus accrued and unpaid interest and (3) in a modified “Dutch Auction,” a total of approximately $51.9 million of 6 1/2% Senior Notes due 2014, 6 3/8% Senior Notes due 2014, 6 1/4% Senior Notes due 2015, 6 1/4% Senior Notes due 2016, 7 1/2% Senior Notes due 2016 and 8 5/8% Senior Notes due 2017 for approximately $26.9 million, plus accrued and unpaid interest. These tender offers resulted in a gain on extinguishment of debt of $37.0 million, net of the write-off of unamortized discounts and fees.

On October 20, 2009, K. Hovnanian issued $785.0 million ($770.9 million net of discount) of 10 5/8% Senior Secured Notes due October 15, 2016. The notes are secured, subject to permitted liens and other exceptions, by a first-priority lien on substantially all of the assets owned by us, K. Hovnanian and the guarantors. The notes are redeemable in whole or in part at our option at 107.969% of principal commencing October 15, 2012, 105.313% of principal commencing October 15, 2013, 102.656% of principal commencing October 15, 2014, and 100% of principal commencing October 15, 2015. In addition, we may redeem up to 35% of the aggregate principal amount of the notes before October 15, 2012 with the net proceeds from certain equity offerings at 110.625% of principal. The net proceeds from this issuance, together with cash on hand, were used to fund certain cash tender offers for our then outstanding second and third lien senior secured notes and certain series of our unsecured notes. In May 2011, we issued $12.0 million of additional 10 5/8% Senior Secured Notes as discussed below.

The 10 5/8% Senior Secured Notes due 2016 are secured by a first-priority lien, subject to permitted liens and other exceptions, on substantially all the assets owned by us, K. Hovnanian (the issuer of the senior secured notes) and the guarantors. At October 31, 2011, the aggregate book value of the real property collateral securing these notes was approximately $675.6 million, which does not include the impact of inventory investments, home deliveries, or impairments thereafter and which may differ from the appraised value. In addition, cash collateral securing these notes was $184.8 million as of October 31, 2011, which includes $57.7 million of restricted cash collateralizing certain letters of credit. Subsequent to such date, cash uses include general business operations and real estate investments.

On October 20, 2009, we completed cash tender offers and consent solicitations whereby we purchased (1) in a fixed-price tender offer approximately $599.5 million principal amount of 11 1/2% Senior Secured Notes due 2013 for approximately $635.5 million, plus accrued and unpaid interest, (2) in a fixed-price tender offer approximately $17.6 million principal amount of 18.0% Senior Secured Notes due 2017 for approximately $17.6 million, plus accrued and unpaid interest, and (3) in a fixed price tender offer for certain series of our unsecured notes, a total of approximately $125.4 million principal amount of 8% Senior Notes due 2012, 6 1/2% Senior Notes due 2014, 6 3/8% Senior Notes due 2014, 6 1/4% Senior Notes due 2015, and 7 1/2% Senior Notes due 2016 for approximately $100.0 million, plus accrued and unpaid interest.  These tender offers resulted in a loss on extinguishment of debt of $36.4 million, net of the write-off of unamortized discounts and fees.

During the year ended October 31, 2009, we repurchased in open market transactions $11.3 million principal amount of 8% Senior Notes due 2012, $64.4 million principal amount of 6 1/2% Senior Notes due 2014, $40.6 million principal amount of 6 3/8% Senior Notes due 2014, $71.7 million principal amount of 6 1/4% Senior Notes due 2015, $88.9 million principal amount of 6 1/4% Senior Notes due 2016, $78.5 million principal amount of 7 1/2% Senior Notes due 2016, $41.8 million principal amount of 8 5/8% Senior Notes due 2017, $68.6 million principal amount of 6% Senior Subordinated Notes due 2010, $80.1 million principal amount of 8 7/8% Senior Subordinated Notes due 2012, and $82.6 million principal amount of 7 3/4% Senior Subordinated Notes due 2013. The aggregate purchase price for these repurchases was $255.4 million, plus accrued and unpaid interest. These repurchases resulted in a gain on extinguishment of debt of $368.0 million for the year ended October 31, 2009, net of the write-off of unamortized discounts and fees. The gains from the exchange and repurchases are included in the Consolidated Statement of Operations as "Gain of extinguishment of debt".

On January 15, 2010, the remaining $13.6 million of our 6% Senior Subordinated Notes due 2010 matured and was paid.  During the year ended October 31, 2010, we repurchased in open market transactions $27.0 million principal amount of 6 1/2% Senior Notes due 2014, $54.5 million principal amount of 6 3/8% Senior Notes due 2014, $29.5 million principal amount of 6 1/4% Senior Notes due 2015, $1.4 million principal amount of 8 7/8% Senior Subordinated Notes due 2012, and $11.1 million principal amount of 7 3/4% Senior Subordinated Notes due 2013. The aggregate purchase price for these repurchases was $97.9 million, plus accrued and unpaid interest. These repurchases resulted in a gain on extinguishment of debt of $25.0 million during the year ended October 31, 2010, net of the write-off of unamortized discounts and fees.

On February 14, 2011, K. Hovnanian issued $155.0 million aggregate principal amount of 11 7/8% Senior Notes due 2015, which are guaranteed by us and substantially all of our subsidiaries.  The Senior Notes bear interest at a rate of 11 7/8% per annum, which is payable semi-annually on April 15 and October 15 of each year, beginning on April 15, 2011, and mature on October 15, 2015. These notes were the subject of a November 2011 exchange offer discussed below.

The net proceeds from the issuances of the 11 7/8% Senior Notes due in 2015, Class A Common Stock (see Note 3) and 7.25% Tangible Equity Units (see Note 10) were approximately $286.2 million, a portion of which were used to fund the purchase through tender offers, on February 14, 2011, of the following series of K. Hovnanian’s senior and senior subordinated notes:  approximately $24.6 million aggregate principal amount of 8% Senior Notes due 2012, $44.1 million aggregate principal amount of 8 7/8% Senior Subordinated Notes due 2012 and $29.2 million aggregate principal amount of 7 3/4% Senior Subordinated Notes due 2013 (the “2013 Notes” and, together with the 2012 Senior Notes and the 2012 Senior Subordinated Notes, the “Tender Offer Notes”). On February 14, 2011, K. Hovnanian called for redemption on March 15, 2011 all Tender Offer Notes that were not tendered in the tender offers for an aggregate redemption price of approximately $60.1 million.  Such redemptions were funded with proceeds from the offerings of the Class A Common Stock, the Tangible Equity Units and the Senior Notes.

On May 4, 2011, K. Hovnanian issued $12.0 million of additional 10 5/8% Senior Secured Notes due 2016 resulting in net proceeds of approximately $11.6 million. On June 3, 2011 we used these net proceeds together with cash on hand, as well as cash on hand, to fund the redemption of the remaining outstanding principal amount ($0.5 million) of our 11 1/2% Senior Secured Notes due 2013 and the remaining outstanding principal amount ($11.7 million) of our 18.0% Senior Secured Notes due 2017.

During the three months ended October 31, 2011 we completed a number of open market repurchases. These included $24.6 million principal amount of 11 7/8% Senior Notes due 2015, and $1.0 million principal amount of 6 1/2% Senior Notes due 2014. The aggregate purchase price for these repurchases was $14.0 million, plus accrued and unpaid interest. These repurchases resulted in a gain on extinguishment of debt of $10.6 million, net of the write-off of unamortized discounts and fees. The gains from the repurchases are included in the Consolidated Statement of Operations as “Gain on extinguishment of debt”.

At October 31, 2011, we had total issued and outstanding $1,617.4 million ($1,602.8 million, net of discount) senior secured, senior notes, and senior subordinated amortizing notes (See Note 10). These notes have annual principal maturities in the following years ending October 31: $4.9 million in 2012, $5.5 million in 2013, $56.4 million in 2014, $212.3 million in 2015, and $1,338.3 million thereafter.

On November 1, 2011, K. Hovnanian issued $141.8 million aggregate principal amount of 5.0% Senior Secured Notes due 2021 and $53.2 million aggregate principal amount of 2.0% Senior Secured Notes due 2021 in exchange for $195.0 million of K. Hovnanian's unsecured senior notes as follows: $16.7 million in aggregate principal amount of 6 1/2% Senior Notes due 2014, $26.2 million in aggregate principal amount of 6 3/8% Senior Notes due 2014, $67.6 million in aggregate principal amount of 11 7/8% Senior Notes due 2015, $31.3 million in aggregate principal amount of 6 1/4% Senior Notes due 2015, $13.3 million in aggregate principal amount of 6 1/4% Senior Notes due 2016, $20.7 million in aggregate principal amount of 7 1/2% Senior Notes due 2016 and $19.2 million in aggregate principal amount of 8 5/8% Senior Notes due 2017.  Holders of the senior notes due 2014 and 2015 that were exchanged in the exchange offer also received an aggregate of approximately $14.2 million in cash payments and all holders of senior notes that were exchanged in the exchange received accrued and unpaid interest (in the aggregate amount of approximately $3.3 million). The 5.0% Senior Secured Notes and the 2.0% Senior Secured Notes were issued as separate series under an indenture, but have substantially the same terms other than with respect to interest rate and related redemption provisions, and will vote together as a single class.  These secured notes are guaranteed by each of Hovnanian’s subsidiaries, except for its home mortgage subsidiaries, certain of its joint ventures, joint venture holding companies (other than members of the “Secured Group” (as defined below)), and certain of its title insurance subsidiaries. The guarantees of K. Hovnanian JV Holdings, L.L.C. and its subsidiaries other than certain joint ventures and joint venture holding companies (collectively, the “Secured Group”), are secured, subject to permitted liens and other exceptions, by a first-priority lien on substantially all of the assets of the members of the Secured Group. As of October 31, 2011, the collateral securing the guarantees primarily included $135.9 million of cash and cash equivalents and equity interest in guaranters that are members of the Secured Group. Subsequent to such date, cash uses include general business operations and real estate and other investments. Members of the Secured Group also own equity in joint ventures, either directly or indirectly through ownership of joint venture holding companies, with a book value of $47.8 million as of October 31, 2011; this equity is not pledged to secure, and is not collateral for, these senior secured notes. Members of the Secured Group are “unrestricted subsidiaries” under K. Hovnanian's other senior and senior secured notes and Amortizing Notes (as defined below), and thus have not guaranteed such indebtedness. These senior secured notes are redeemable in whole or in part at our option at any time, at 100.0% of the principal amount plus the greater of 1% of the principal amount and an applicable “Make-Whole Amount.”  In addition, we may redeem up to 35% of the aggregate principal amount of the notes before November 1, 2014 with the net cash proceeds from certain equity offerings at 105.0% (in the case of the 5.0% Secured Notes) and 102.0% (in the case of the 2.0% Secured Notes) of principal. The accounting for the exchange is being treated as a Troubled Debt Restructuring. Under this accounting, the Company would not recognize any gain or loss on extinguishment of debt. See Note 24 to the Consolidated Financial Statements for further discussion.

After the above November 1, 2011 transactions, we had $992.0 million of outstanding senior secured notes ($967.4 million, net of discount), comprised of $797.0 million 10 5/8% Senior Secured Notes due 2016, $53.2 million 2.0% Senior Secured Notes due 2021 and $141.8 million 5.0% Senior Secured Notes due 2021. We also had $612.1 million of outstanding senior notes ($609.5 million, net of discount), comprised of $36.7 million 6 1/2% Senior Notes due 2014, $3.0 million 6 3/8% Senior Notes due 2014, $21.4 million 6 1/4% Senior Notes due 2015, $159.9 million 6 1/4% Senior Notes due 2016, $151.5 million 7 1/2% Senior Notes due 2016, $176.8 million 8 5/8% Senior Notes due 2017 and $62.8 million 11 7/8% Senior Notes due 2015. In addition, we had outstanding $13.3 million 7.25% Tangible Equity Units discussed below.

Separate from the above, in the first quarter of fiscal 2012, we repurchased approximately $44 million principal amount of our unsecured senior notes for an aggregate purchase price of approximately $19 million in cash, excluding cash paid for interest, resulting in an approximate gain on extinguishment of debt of $25 million.